UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2002
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   February 6, 2003


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:   $35350



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      103 10267.736SH       SOLE                10267.736
3M Company                     COM              604059105     1053     8538 SH       SOLE                     8538
AFLAC, Inc.                    COM              025870106      243     8070 SH       SOLE                     8070
ALLTEL Corp                    COM              020039103      217     4260 SH       SOLE                     4260
American Express Company       COM              025816109     1188    33620 SH       SOLE                    33620
American Intl. Group           COM              026874107      915    15821 SH       SOLE                    15821
Automatic Data Processing Inc. COM              053015103     1315    33506 SH       SOLE                    33506
CVS Corp.                      COM              126650100      994    39810 SH       SOLE                    39810
Citigroup, Inc.                COM              172967101      760    21602 SH       SOLE                    21602
ConAgra Foods                  COM              205887102     1159    46350 SH       SOLE                    46350
Crawford & Co. Cl. A           COM              224633206       46    11230 SH       SOLE                    11230
Dell Computer                  COM              247025109     1286    48100 SH       SOLE                    48100
DuPont (E.I.)                  COM              263534109      271     6400 SH       SOLE                     6400
Duke Energy Corp.              COM              264399106      698    35700 SH       SOLE                    35700
Exxon Mobil Corporation        COM              30231G102     1366    39083 SH       SOLE                    39083
First Data Corp.               COM              319963104     1004    28356 SH       SOLE                    28356
Gannett Co., Inc.              COM              364730101     1413    19680 SH       SOLE                    19680
General Electric               COM              369604103      804    33008 SH       SOLE                    33008
Guidant Corp.                  COM              401698105     1095    35510 SH       SOLE                    35510
Household Intl Inc.            COM              441815107      721    25920 SH       SOLE                    25920
Int'l Business Mach Corp       COM              459200101     1183    15268 SH       SOLE                    15268
Johnson & Johnson              COM              478160104     1161    21616 SH       SOLE                    21616
Kroger Co.                     COM              501044101      953    61690 SH       SOLE                    61690
Limited Inc.                   COM              532716107      152    10907 SH       SOLE                    10907
McGraw-Hill Cos.               COM              580645109     1343    22215 SH       SOLE                    22215
Mellon Financial Corp.         COM              58551A108     1150    44043 SH       SOLE                    44043
Microsoft Corp                 COM              594918104     1458    28200 SH       SOLE                    28200
PepsiCo Inc.                   COM              713448108     1172    27771 SH       SOLE                    27771
Pfizer Inc.                    COM              717081103      320    10460 SH       SOLE                    10460
Pharmacia Corporation          COM              71713U102     1365    32645 SH       SOLE                    32645
Pitney Bowes Inc.              COM              724479100     1226    37550 SH       SOLE                    37550
Praxair Inc.                   COM              74005P104     1524    26380 SH       SOLE                    26380
Procter & Gamble               COM              742718109      275     3200 SH       SOLE                     3200
TJX Companies                  COM              872540109     1453    74415 SH       SOLE                    74415
United Technologies            COM              913017109     1348    21760 SH       SOLE                    21760
Washington Mutual              COM              939322103     1300    37661 SH       SOLE                    37661
Wyeth                          COM              983024100     1316    35181 SH       SOLE                    35181